FINANCIAL RISK MANAGEMENT - Narrative (Details)	12 Months Ended
	Dec. 29, 2024 USD ($) $ / lb	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables purchase agreement, maximum of sale of accounts receivables	$ 400,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, per unit | $ / lb	0.01
SSensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on material costs	$ 6,000,000.0
Long-term debt (note 11)	$ 1,235,870,000	$ 685,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	50.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings	$ (3,800,000)
Products made of cotton or cotton blend	1
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 11)	$ 300,000,000
Revolving Long-Term Bank Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 11)	1,000,000,000
Unsecured Notes Payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 11)	$ 50,000,000
Debtor Concentration Risk | Ten Largest Trade Debtors | Accounts Receivable Benchmark
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk, percentage	87.00%	81.00%
Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 200,000,000
Interest rate risk | Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 100,000,000